NOTE 11: NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Note 11 Notes Payable
Balance, beginning	$ 760,715	$ 404,370	$ 87,016
Converted to convertible debentures	0	0	(62,131)
Repayment	0	0	(31,000)
Issue of notes payable	321,935	495,449	399,985
Converted to shares	(186,942)	(167,000)	0
Realized foreign exchange gain	(2,267)	0	0
Unrealized foreign exchange gain	(10,916)	0	0
Accretion expense	12,337	0	0
Interest expense	75,029	27,896	10,500
Balance, ending	969,891	760,715	404,370
Less: non-current portion of notes payable	0	(150,271)	0
Current portion of notes payable	$ 969,891	$ 610,444	$ 404,370